Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Earnings per share [line items]
Weighted-average exercise price		$ 0	$ 1,761,196	$ 104.67
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0		857,826
Weighted-average exercise price	$ 0		$ 143.74